Cash and cash equivalents (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Notional amount	$ 290,397	$ 95,623
Accrued income	517	50
Short-term deposits, classified as cash equivalents	$ 290,914	$ 95,673
Short term deposit One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.24%	1.28%
Date of short term deposit	Nov. 21, 2017	Dec. 29, 2016
Short term deposits, Maturity	Jan. 02, 2018	Jan. 31, 2017
Notional amount	$ 8,943	$ 9,900
Accrued income	30	1
Short-term deposits, classified as cash equivalents	$ 8,973	$ 9,901
Short term deposit Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.24%	0.90%
Date of short term deposit	Nov. 28, 2017	Dec. 30, 2016
Short term deposits, Maturity	Jan. 02, 2018	Jan. 09, 2017
Notional amount	$ 15,652	$ 15,000
Accrued income	41	1
Short-term deposits, classified as cash equivalents	$ 15,693	$ 15,001
Short term deposit Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.24%	0.90%
Date of short term deposit	Nov. 28, 2017	Dec. 30, 2016
Short term deposits, Maturity	Jan. 02, 2018	Jan. 10, 2017
Notional amount	$ 15,652	$ 10,000
Accrued income	41	0
Short-term deposits, classified as cash equivalents	$ 15,693	$ 10,000
Short term deposit Four [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.23%	0.93%
Date of short term deposit	Nov. 28, 2017	Oct. 11, 2016
Short term deposits, Maturity	Jan. 02, 2018	Jan. 30, 2017
Notional amount	$ 15,652	$ 13,000
Accrued income	40	27
Short-term deposits, classified as cash equivalents	$ 15,692	$ 13,027
Short term deposit Five [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile	Banco BBVA Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.23%	0.75%
Date of short term deposit	Nov. 28, 2017	Oct. 11, 2016
Short term deposits, Maturity	Jan. 02, 2018	Jan. 30, 2017
Notional amount	$ 15,652	$ 2,000
Accrued income	40	3
Short-term deposits, classified as cash equivalents	$ 15,692	$ 2,003
Short term deposit Six [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.25%	1.21%
Date of short term deposit	Nov. 29, 2017	Dec. 01, 2016
Short term deposits, Maturity	Feb. 27, 2018	Jan. 03, 2017
Notional amount	$ 18,857	$ 3,500
Accrued income	50	4
Short-term deposits, classified as cash equivalents	$ 18,907	$ 3,504
Short term deposit Seven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	0.76%
Date of short term deposit	Dec. 12, 2017	Dec. 07, 2016
Short term deposits, Maturity	Jan. 11, 2018	Jan. 06, 2017
Notional amount	$ 15,982	$ 3,900
Accrued income	26	2
Short-term deposits, classified as cash equivalents	$ 16,008	$ 3,902
Short term deposit Eight [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	0.90%
Date of short term deposit	Dec. 12, 2017	Dec. 12, 2016
Short term deposits, Maturity	Jan. 11, 2018	Jan. 12, 2017
Notional amount	$ 8,524	$ 5,000
Accrued income	14	2
Short-term deposits, classified as cash equivalents	$ 8,538	$ 5,002
Short term deposit Nine [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Banco de Chile
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.24%	1.30%
Date of short term deposit	Dec. 12, 2017	Dec. 12, 2016
Short term deposits, Maturity	Jan. 11, 2018	Jan. 12, 2017
Notional amount	$ 15,982	$ 1,700
Accrued income	24	1
Short-term deposits, classified as cash equivalents	$ 16,006	$ 1,701
Short term deposit Ten [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Itau Chile	Banco Crédito e Inversiones
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.24%	0.88%
Date of short term deposit	Dec. 12, 2017	Dec. 14, 2016
Short term deposits, Maturity	Jan. 11, 2018	Jan. 17, 2017
Notional amount	$ 7,458	$ 2,000
Accrued income	11	1
Short-term deposits, classified as cash equivalents	$ 7,469	$ 2,001
Short term deposit Eleven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	1.28%
Date of short term deposit	Dec. 14, 2017	Dec. 20, 2016
Short term deposits, Maturity	Jan. 16, 2018	Feb. 21, 2017
Notional amount	$ 19,780	$ 800
Accrued income	29	0
Short-term deposits, classified as cash equivalents	$ 19,809	$ 800
Short term deposit Twelve [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	1.28%
Date of short term deposit	Dec. 14, 2017	Dec. 20, 2016
Short term deposits, Maturity	Jan. 16, 2018	Feb. 21, 2017
Notional amount	$ 15,665	$ 5,000
Accrued income	23	2
Short-term deposits, classified as cash equivalents	$ 15,688	$ 5,002
Short term deposit Thirteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	0.75%
Date of short term deposit	Dec. 14, 2017	Dec. 22, 2016
Short term deposits, Maturity	Jan. 16, 2018	Jan. 23, 2017
Notional amount	$ 11,488	$ 3,500
Accrued income	17	1
Short-term deposits, classified as cash equivalents	$ 11,505	$ 3,501
Short term deposit Fourteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	1.25%
Date of short term deposit	Dec. 15, 2017	Dec. 28, 2016
Short term deposits, Maturity	Jan. 16, 2018	Feb. 09, 2017
Notional amount	$ 15,568	$ 3,900
Accrued income	22	1
Short-term deposits, classified as cash equivalents	$ 15,590	$ 3,901
Short term deposit Fifteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Security
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	1.31%
Date of short term deposit	Dec. 15, 2017	Dec. 28, 2016
Short term deposits, Maturity	Jan. 16, 2018	Feb. 09, 2017
Notional amount	$ 15,568	$ 3,300
Accrued income	22	0
Short-term deposits, classified as cash equivalents	$ 15,590	$ 3,300
Short term deposit Sixteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones	Banco Security
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.26%	1.00%
Date of short term deposit	Dec. 15, 2017	Dec. 29, 2016
Short term deposits, Maturity	Jan. 16, 2018	Jan. 30, 2017
Notional amount	$ 15,568	$ 3,800
Accrued income	22	0
Short-term deposits, classified as cash equivalents	$ 15,590	$ 3,800
Short term deposit Seventeen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile	Banco Santander - Santiago
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	0.24%	0.31%
Date of short term deposit	Dec. 29, 2017	Dec. 16, 2016
Short term deposits, Maturity	Jan. 10, 2018	Jan. 02, 2017
Notional amount	$ 4,107	$ 1,942
Accrued income	1	3
Short-term deposits, classified as cash equivalents	$ 4,108	$ 1,945
Short term deposit Eighteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile	Corpbanca
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	Ch$	Ch$
Short term deposits, Interest rate	0.24%	0.32%
Date of short term deposit	Dec. 29, 2017	Dec. 29, 2016
Short term deposits, Maturity	Jan. 10, 2018	Jan. 09, 2017
Notional amount	$ 2,765	$ 597
Accrued income	0	1
Short-term deposits, classified as cash equivalents	$ 2,765	$ 598
Short term deposit Nineteen [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Scotiabank Sud Americano
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	Ch$
Short term deposits, Interest rate	0.28%	0.33%
Date of short term deposit	Dec. 27, 2017	Dec. 30, 2016
Short term deposits, Maturity	Jan. 18, 2018	Jan. 09, 2017
Notional amount	$ 700	$ 2,091
Accrued income	0	0
Short-term deposits, classified as cash equivalents	$ 700	$ 2,091
Short term deposit Twenty [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	Citibank New York
Description of type of deposit	Fixed term	Overnight
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	0.40%	0.01%
Date of short term deposit	Dec. 15, 2017	Dec. 31, 2016
Short term deposits, Maturity	Feb. 13, 2018	Jan. 01, 2017
Notional amount	$ 15,000	$ 1,742
Accrued income	27	0
Short-term deposits, classified as cash equivalents	$ 15,027	$ 1,742
Short term deposit Twenty One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago	BBVA Banco Francés
Description of type of deposit	Fixed term	Fixed term
Short term deposits, original currency	US$	US$
Short term deposits, Interest rate	0.40%	0.21%
Date of short term deposit	Dec. 15, 2017	Oct. 24, 2016
Short term deposits, Maturity	Feb. 13, 2018	Jan. 31, 2017
Notional amount	$ 14,000	$ 199
Accrued income	25	0
Short-term deposits, classified as cash equivalents	$ 14,025	$ 199
Short term deposit Twenty Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Corpbanca	Nedbank
Description of type of deposit	Fixed term	On demand
Short term deposits, original currency	Ch$	US$
Short term deposits, Interest rate	0.22%	0.00%
Date of short term deposit	Dec. 28, 2017	Dec. 01, 2016
Short term deposits, Maturity	Jan. 04, 2018	Jan. 31, 2017
Notional amount	$ 1,301	$ 2,752
Accrued income	0	0
Short-term deposits, classified as cash equivalents	$ 1,301	$ 2,752
Short term deposit Twenty Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano
Description of type of deposit	Fixed term
Short term deposits, original currency	Ch$
Short term deposits, Interest rate	0.21%
Date of short term deposit	Dec. 29, 2017
Short term deposits, Maturity	Jan. 05, 2018
Notional amount	$ 976
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 976
Short term deposit Twenty Four [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano
Description of type of deposit	Fixed term
Short term deposits, original currency	Ch$
Short term deposits, Interest rate	0.21%
Date of short term deposit	Dec. 29, 2017
Short term deposits, Maturity	Jan. 05, 2018
Notional amount	$ 569
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 569
Short term deposit Twenty Five [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	2.45%
Date of short term deposit	Dec. 06, 2017
Short term deposits, Maturity	Jan. 05, 2018
Notional amount	$ 3,500
Accrued income	6
Short-term deposits, classified as cash equivalents	$ 3,506
Short term deposit Twenty Six [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Scotiabank Sud Americano
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	3.40%
Date of short term deposit	Dec. 15, 2017
Short term deposits, Maturity	Jan. 16, 2018
Notional amount	$ 2,000
Accrued income	3
Short-term deposits, classified as cash equivalents	$ 2,003
Short term deposit Twenty Seven [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	2.80%
Date of short term deposit	Dec. 26, 2017
Short term deposits, Maturity	Jan. 26, 2018
Notional amount	$ 2,200
Accrued income	1
Short-term deposits, classified as cash equivalents	$ 2,201
Short term deposit Twenty Eight [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Crédito e Inversiones
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	2.30%
Date of short term deposit	Dec. 27, 2017
Short term deposits, Maturity	Jan. 04, 2018
Notional amount	$ 2,300
Accrued income	1
Short-term deposits, classified as cash equivalents	$ 2,301
Short term deposit Twenty Nine [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco Santander - Santiago
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	2.88%
Date of short term deposit	Dec. 27, 2017
Short term deposits, Maturity	Jan. 04, 2018
Notional amount	$ 2,300
Accrued income	1
Short-term deposits, classified as cash equivalents	$ 2,301
Short term deposit Thirty [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Banco BBVA Chile
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	2.80%
Date of short term deposit	Dec. 27, 2017
Short term deposits, Maturity	Jan. 04, 2018
Notional amount	$ 1,400
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 1,400
Short term deposit Thirty One [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	BBVA Banco Francés
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	0.19%
Date of short term deposit	Dec. 11, 2017
Short term deposits, Maturity	Jan. 31, 2018
Notional amount	$ 163
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 163
Short term deposit Thirty Two [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	Nedbank
Description of type of deposit	On demand
Short term deposits, original currency	US$
Short term deposits, Interest rate	0.00%
Date of short term deposit	Dec. 01, 2017
Short term deposits, Maturity	Jan. 31, 2018
Notional amount	$ 3,686
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 3,686
Short term deposit Thirty Three [Member]
Cash and Cash Equivalents [Line Items]
Name of the receiver of deposit	ABN Amro Bank
Description of type of deposit	Fixed term
Short term deposits, original currency	US$
Short term deposits, Interest rate	0.00%
Date of short term deposit	Dec. 31, 2017
Short term deposits, Maturity	Jan. 02, 2018
Notional amount	$ 1,439
Accrued income	0
Short-term deposits, classified as cash equivalents	$ 1,439